Disclosures on financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities

The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2018.

Financial assets	Cash, and loans and receivables		Available- for-sale financial assets		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	147,167.5	Rs.	—	Rs.	—	Rs.	—	Rs.	147,167.5	Rs.	147,167.5	US$	2,258.0	US$	2,258.0
Short-term deposits		193,615.7		—		—		—		193,615.7		193,615.7		2,970.7		2,970.7
Finance receivables		238,989.7		—		—		—		238,989.7		238,235.9		3,666.9		3,655.3
Trade receivables		198,933.0		—		—		—		198,933.0		198,933.0		3,052.3		3,052.3
Unquoted equity investments*		—		2,036.9		—		—		2,036.9		—		31.3		—
Unquoted equity investments, at fair value		—		4,076.1		—		—		4,076.1		4,076.1		62.5		62.5
Other investments		1,094.0		147,007.0		—		—		148,101.0		148,101.0		2,272.4		2,272.4
Other financial assets:
- current		33,682.3		—		13,931.8		10,829.5		58,443.6		58,443.6		896.7		896.7
- non-current		22,123.8		—		11,880.7		16,588.3		50,592.8		50,592.8		776.3		776.3

Total	Rs.	835,606.0	Rs.	153,120.0	Rs.	25,812.5	Rs.	27,417.8	Rs.	1,041,956.3	Rs.	1,039,165.6	US$	15,987.1	US$	15,944.2

*	The fair value in respect of the unquoted equity investments cannot be reliably measured.

Financial liabilities	Derivatives other than in hedging relationship		Derivatives in hedging relationship		Other financial liabilities		Total carrying value		Total fair value		Total carrying value		Total fair value
(In millions)
Accounts payable	Rs.	—	Rs.	—	Rs.	804,601.6	Rs.	804,601.6	Rs.	804,601.6	US$	12,345.2	US$	12,345.2
Acceptances		—		—		49,013.4		49,013.4		49,013.4		752.0		752.0
Short-term debt (excluding current portion of long-term debt)		—		—		167,948.5		167,948.5		167,948.5		2,576.9		2,576.9
Long-term debt (including current portion of long-term debt) (refer note below)		—		—		720,758.3		720,758.3		727,920.3		11,058.8		11,168.8
Other financial liabilities:
- current		8,090.1		53,986.5		57,042.0		119,118.6		119,118.6		1,827.7		1,827.7
- non-current		1,395.1		23,106.9		3,385.4		27,887.4		27,887.4		427.9		427.9

Total	Rs.	9,485.2	Rs.	77,093.4	Rs.	1,802,749.2	Rs.	1,889,327.8	Rs.	1,896,489.8	US$	28,988.5	US$	29,098.5

*	Includes USD denominated bonds designated as cash flow hedges against forecasted USD revenue amounting to Rs.111,664.4 million (USD 1,700 million)

**	Includes Rs.31,560.0 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs.928.0 million on account of fair value changes attributable to the hedged interest rate risk.

The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2017.

Financial assets	Cash, and loans and receivables		Available- for-sale financial assets		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	139,867.6	Rs.	—	Rs.	—	Rs.	—	Rs.	139,867.6	Rs.	139,867.6
Short-term deposits		218,927.6		—		—		—		218,927.6		218,927.6
Finance receivables		175,632.5		—		—		—		175,632.5		175,290.4
Trade receivables		140,755.5		—		—		—		140,755.5		140,755.5
Unquoted equity investments*		—		3,823.1		—		—		3,823.1		—
Other investments		191.3		153,265.3		—		—		153,456.6		153,456.6
Other financial assets:
- current		9,545.7		—		4,272.3		10,829.5		24,647.5		24,647.5
- non-current		8,894.3		—		11,165.1		16,588.3		36,647.7		36,647.7

Total	Rs.	693,814.5	Rs.	157,088.4	Rs.	15,437.4	Rs.	27,417.8	Rs.	893,758.1	Rs.	889,592.9

*	The fair value in respect of the unquoted equity investments cannot be reliably measured.

Financial liabilities	Derivatives other than in hedging relationship	Derivatives in hedging relationship	Other financial liabilities	Total carrying value	Total fair value
	(In millions)
Accounts payable	Rs. —	Rs. —	Rs. 610,201.4	Rs. 610,201.4	Rs. 610,201.4
Acceptances	—	—	48,342.4	48,342.4	48,342.4
Short-term debt (excluding current portion of long-term debt)	—	—	138,599.4	138,599.4	138,599.4
Long-term debt (including current portion of long-term debt)*	—	—	646,571.8	646,571.8	662,442.1
Other financial liabilities:
- current	19,826.1	122,753.4	39,622.5	182,202.0	182,202.0
- non-current	1,009.1	111,586.6	2,068.6	114,664.3	114,664.3

Total	Rs. 20,835.2	Rs. 234,340.0	Rs. 1,485,406.1	Rs. 1,740,581.3	Rs. 1,756,451.6

*	Includes USD denominated bonds designated as cash flow hedges against forecasted USD revenue amounting to Rs.77,820 million (USD 1,200 million)

Summary of Amounts that have been Offset and Amounts that are Available for Offset

The following table discloses the amounts that have been offset, in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2018:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	53,230.3	Rs.	—	Rs.	53,230.3	Rs.	(49,058.2)	Rs.	—	Rs.	4,172.1
Trade receivables		199,905.7		(972.7)		198,933.0		—		—		198,933.0
Cash and cash equivalents		163,843.3		(16,675.8)		147,167.5		—		—		147,167.5

Total	Rs.	416,979.3	Rs.	(17,648.5)	Rs.	399,330.8	Rs.	(49,058.2)	Rs.	—	Rs.	350,272.6

	US$	6,397.9	US$	(270.8)	US$	6,127.2	US$	(752.7)	US$	—	US$	5,374.5

Financial liabilities
Derivative financial instruments	Rs.	86,578.6	Rs.	—	Rs.	86,578.6	Rs.	(49,058.2)	Rs.	—	Rs.	37,520.4
Accounts payable		805,574.3		(972.7)		804,601.6		—		—		804,601.6
Loans from banks/financial institutions (short-term)		77,948.8		(16,675.8)		61,273.0		—		—		61,273.0

Total	Rs.	970,101.7	Rs.	(17,648.5)	Rs.	952,453.2	Rs.	(49,058.2)	Rs.	—	Rs.	903,395.0

	US$	14,884.7	US$	(270.8)	US$	14,613.9	US$	(752.7)	US$	—	US$	13,861.2

The following table discloses the amounts that have been offset in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2017:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	42,855.2	Rs.	—	Rs.	42,855.2	Rs.	(34,021.3)	Rs.	—	Rs.	8,833.9
Trade receivables		141,032.6		(277.1)		140,755.5		—		—		140,755.5
Cash and cash equivalents		142,376.1		(2,508.5)		139,867.6		—		—		139,867.6

Total	Rs.	326,263.9	Rs.	(2,785.6)	Rs.	323,478.3	Rs.	(34,021.3)	Rs.	—	Rs.	289,457.0

Financial liabilities
Derivative financial instruments	Rs.	255,175.2	Rs.	—	Rs.	255,175.2	Rs.	(34,021.3)	Rs.	—	Rs.	221,153.9
Accounts payable		610,478.5		(277.1)		610,201.4		—		—		610,201.4
Loans from banks/financial institutions (short-term)		58,751.2		(2,508.5)		56,242.7		—		—		56,242.7

Total	Rs.	924,404.9	Rs.	(2,785.6)	Rs.	921,619.3	Rs.	(34,021.3)	Rs.	—	Rs.	887,598.0

Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities

The carrying amount of trade receivables and finance receivables along with the associated liabilities is as follows:

	As at March 31,
	2018				2018					2017
Nature of Asset	Carrying amount of asset sold		Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities
	(In millions)
Trade receivables	US$	231.3	US$	231.3	Rs.	15,074.4		Rs.	15,074.4	Rs.	14,948.7		Rs.	14,948.7
Finance receivables	US$	200.5	US$	202.6	Rs.	13,069.1	*	Rs.	13,205.8	Rs.	10,043.8	*	Rs.	10,271.2

*	Net of provision of Rs. 226.2 million and Rs. 290.0 million as at March 31, 2018 and 2017, respectively.

Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement

The following table summarizes the gain (loss) from cash flow hedges recognized in other comprehensive income and income statement.

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Fair value gain/(loss) of foreign currency derivative contracts recognized in Hedging reserve	US$	1,418.3	Rs. 92,442.8	(253,124.1)	(12,677.6)
Fair value gain/(loss) of foreign currency bonds recognized in Hedging reserve	US$	190.8	Rs. 12,435.2	(13,140.7)	—
Fair value gain/(loss) of cross currency interest rate swaps entered for cash flow hedges of repayment of foreign currency denominated borrowings recognized in Hedging reserve	US$	(5.5)	Rs. (359.0)	—	—

Gain/(loss) recognized in Hedging reserve		1,603.6	104,519.0	(266,264.8)	(12,677.6)

Gain/(loss) reclassified from Hedging reserve and recognized in ‘Revenue’ in the income statament on occurance of forecast sales	US$	(1,822.3)	Rs. (118,767.0)	(112,697.8)	7,690.6
Gain/(loss) reclassified out of Hedging reserve and recorded in ‘Raw materials, components and consumables’ in the income statement when forecast purchases affect income statement	US$	240.5	Rs. 15,674.8	7,553.4	(25,570.8)
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement on account of forecast transactions no longer expected to occur	US$	8.5	Rs. 555.5	(3,673.1)	(167.7)

Gain/(loss) reclassified from Hedging reserve to the income statement		(1,573.3)	(102,536.7)	(108,817.5)	(18,047.9)

Summary of Contractual Maturities of Financial Liabilities

The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2018:

	Carrying amount		Due in 1st Year		Due in 2nd Year		Due in 3rd to 5th Year		Due after 5th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	853,615.0	Rs.	853,615.0	Rs.	—	Rs.	—	Rs.	—	Rs.	853,615.0	US$	13,097.3
Borrowings and interest thereon		899,664.0		311,803.8		149,973.7		398,648.1		160,292.0		1,020,717.6		15,661.2
Other financial liabilities		49,470.2		46,273.1		1,717.9		1,176.9		1,069.2		50,237.1		770.8
Derivative liabilities		86,578.6		62,076.6		29,688.0		12,188.2		1,207.6		105,160.4		1,613.5

Total	Rs.	1,889,327.8	Rs.	1,273,768.5	Rs.	181,379.6	Rs.	412,013.2	Rs.	162,568.8	Rs.	2,029,730.1	US$	31,142.8

The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1st Year		Due in 2nd Year		Due in 3rd to 5th Year		Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	13,205.8	Rs.	7,280.9	Rs.	5,924.9	Rs.	—	Rs.	13,205.8	US$	202.6

The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2017:

	Carrying amount		Due in 1st Year		Due in 2nd Year		Due in 3rd to 5th Year		Due after 5th Year		Total contractual cash flows
	(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	658,543.8	Rs.	658,543.8	Rs.	—	Rs.	—	Rs.	—	Rs.	658,543.8
Borrowings and interest thereon		794,603.6		217,085.8		130,287.8		395,994.5		193,108.9		936,477.0
Other financial liabilities		32,258.7		30,190.1		577.1		843.5		1,161.3		32,772.0
Derivative liabilities		255,175.2		157,918.7		104,708.5		60,528.2		11.6		323,167.0

Total	Rs.	1,740,581.3	Rs.	1,063,738.4	Rs.	235,573.4	Rs.	457,366.2	Rs.	194,281.8	Rs.	1,950,959.8

The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1st Year		Due in 2nd Year		Due in 3rd to 5th Year	Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	10,271.2	Rs.	6,296.7	Rs.	3,671.0	Rs.1,108.2	Rs.	11,075.9

Summary of Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments is as follows:

	As at March 31,
	2018		2018		2017
	(In millions)
Foreign currency forward exchange contracts and options	US$	(569.1)	Rs.	(37,089.3)	Rs.	(216,852.0)
Commodity Derivatives		—		(2.4)		3,856.6
Others including interest rate and currency swaps		57.4		3,743.4		675.4

Total	US$	(511.7)	Rs.	(33,348.3)	Rs.	(212,320.0)

Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency

	As at March 31,
	2018		2018		2017		2016
	(In millions)
10% depreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	695.5	Rs.	45,329.0	Rs.	130,197.9	Rs.	161,493.3
Gain/(loss) in statement of Profit and loss	US$	32.7	Rs.	2,134.2	Rs.	(9,157.6)	Rs.	9,028.8
10% Appreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	(818.6)	Rs.	(53,353.8)	Rs.	(136,266.8)	Rs.	(174,283.9)
Gain/(loss) in statement of Profit and loss	US$	(20.7)	Rs.	(1,346.5)	Rs.	14,314.8	Rs.	2,453.8

Foreign currency exchange rate risk [member]
Summary of Foreign Currency Exposure

The following table sets forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2018:

	U.S. dollar	Euro	Chinese Renminbi	GBP	Japanese Yen	Others*	Total
	(In millions)
Financial assets	Rs.135,310.7	Rs.128,171.7	Rs.49,977.2	Rs.15,115.0	Rs.4,750.2	Rs.41,652.4	374,977.2
Financial liabilities	Rs.369,091.0	Rs.311,926.9	Rs.53,989.1	Rs.63,716.6	Rs.5,456.5	Rs.35,389.5	839,569.6

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Singapore dollars, Thai baht and Korean won.

.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2017:

	U.S. dollar	Euro		Chinese Renminbi	Japanese Yen	Others*	Total
	(In millions)
Financial assets	Rs.104,987.4	Rs.	98,624.2	Rs.40,009.6	Rs.1,279.8	Rs.44,323.2	Rs.289,224.2
Financial liabilities	Rs.375,478.7	Rs.	213,018.3	Rs.33,991.9	Rs.5,382.2	Rs.29,392.5	Rs.657,263.6

*	Others mainly include currencies such as the Russian rouble, Swiss franc, Australian dollars, South African rand, Singapore dollars, Thai baht and Korean won.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2016:

	U.S. dollar		Euro		Chinese Renminbi	Japanese Yen	Others*	Total
	(In millions)
Financial assets	Rs.	73,411.8	Rs.	66,207.6	Rs.63,929.2	Rs.2,577.6	Rs.41,348.7	Rs.247,474.9
Financial liabilities	Rs.	367,796.8	Rs.	165,362.8	Rs.54,509.4	Rs.6,163.9	Rs.27,896.5	Rs.621,729.4

*	Others mainly include currencies such as the Russian rouble, Swiss franc, Australian dollars, South African rand, Singapore Dollars, Thai baht and Korean won.

Measured at fair value [Member]
Summary of Fair Value of Financial Assets and Liabilities

The main items in this category are unquoted available-for-sale financial assets, measured at fair value.

	As at March 31, 2018
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Available-for-sale financial assets	Rs.	147,007.0	Rs.	—	Rs.	—	Rs.	147,007.0
Unquoted equity investments		—		—		4,076.1		4,076.1
Derivative assets		—		53,230.3		—		53,230.3

Total	Rs.	147,007.0	Rs.	53,230.3	Rs.	4,076.1	Rs.	204,313.4

	US$	2,255.6	US$	816.7	US$	62.5	US$	3,134.8

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	86,578.6	Rs.	—	Rs.	86,578.6

Total	Rs.	—	Rs.	86,578.6	Rs.	—	Rs.	86,578.6

	US$	—	US$	1,328.4	US$	—	US$	1,328.4

	As at March 31, 2017
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Available-for-sale financial assets	Rs.	153,265.3	Rs.	—	Rs.	—	Rs.	153,265.3
Derivative assets		—		42,855.2		—		42,855.2

Total	Rs.	153,265.3	Rs.	42,855.2	Rs.	—	Rs.	196,120.5

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	255,175.2	Rs.	—	Rs.	255,175.2

Total	Rs.	—	Rs.	255,175.2	Rs.	—	Rs.	255,175.2

Not measured at fair value on recurring basis [Member]
Summary of Fair Value of Financial Assets and Liabilities

The following table provides an analysis of fair value of financial instruments that are not measured at fair value on recurring basis, grouped into Level 1 to Level 3 categories:

	As at March 31, 2018
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		238,235.9		238,235.9
Other investments		—		1,094.0		—		1,094.0

Total	Rs.	—	Rs.	1,094.0	Rs.	238,235.9	Rs.	239,329.9

	US$	—	US$	16.8	US$	3,655.3	US$	3,672.2

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		167,948.5		—		167,948.5
Long-term debt (including current portion of long-term debt)		399,497.0		328,423.3		—		727,920.3

Total	Rs.	399,497.0	Rs.	496,371.8	Rs.	—	Rs.	895,868.8

	US$	6,129.6	US$	7,616.1	US$	—	US$	13,745.7

	As at March 31, 2017
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		175,290.4		175,290.4
Other investments		—		191.3		—		191.3

Total	Rs.	—	Rs.	191.3	Rs.	175,290.4	Rs.	175,481.7

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		138,599.4		—		138,599.4
Long-term debt (including current portion of long-term debt)		353,235.2		309,206.9		—		662,442.1

Total	Rs.	353,235.2	Rs.	447,806.3	Rs.	—	Rs.	801,041.5

Trade receivables and finance receivables [Member]
Summary of Ageing of Trade and Finance Receivables

The ageing of trade receivables and finance receivables as of balance sheet date is given below. The age analysis have been considered from the due date.

	As at March 31,
	2018		2018		2018			2018	2018	2018		2017	2017	2017
Trade receivables	Gross		Allowance		Net			Gross	Allowance	Net		Gross	Allowance	Net
	(In millions)
Period (in months)
Not due	US$	2,447.6	US$	(3.3)	US$	2,444.3		Rs.159,519.0	Rs.(215.7)	Rs.159,303.3		Rs.119,438.7	Rs.(909.9)	Rs.118,528.8
Overdue up to 3 months		503.6		(5.7)		497.9		32,819.4	(371.5)	32,447.9		17,718.2	(319.8)	17,398.4
Overdue 3-6 months		34.4		(5.4)		29.0		2,243.6	(354.8)	1,888.8		1,859.3	(254.9)	1,604.4
Overdue more than 6 months		260.2		(179.1)		81.1	*	16,967.8	(11,674.8)	5,293.0	*	15,513.7	(12,289.8)	3,223.9	*

Total	US$	3,245.8	US$	(193.5)	US$	3,052.3		Rs.211,549.8	Rs. (12,616.8)	Rs.198,933.0		Rs.154,529.9	Rs. (13,774.4)	Rs.140,755.5

*

Trade receivables overdue more than six months include Rs. 4,622.2 million as at March 31, 2018 (Rs. 2,122.9 million as at March 31, 2017) outstanding from state government organizations in India, which are considered recoverable.

The Company makes allowances for losses on its portfolio of finance receivable on the basis of expected future collection from receivables. The future collection are estimated on the basis of past collection trend which are adjusted for changes in current circumstances as well as expected changes in collection on account of future with respect to certain macro economic factor like GDP growth, fuel price and inflation.

	As at March 31,
	2018		2018		2018		2018	2018	2018	2017	2017	2017
Finance receivables #	Gross		Allowance		Net		Gross	Allowance	Net	Gross	Allowance	Net
	(In millions)
Period (in months)
Not due*	US$	3,669.3	US$	(114.2)	US$	3,555.1	Rs.239,142.5	Rs. (7,443.7)	Rs.231,698.8	Rs.180,047.7	Rs. (14,036.4)	Rs.166,011.3
Overdue up to 3 months		69.4		(2.4)		67.0	4,526.3	(154.5)	4,371.8	7,029.2	(407.5)	6,621.7
Overdue more than 3 months		108.0		(63.2)		44.8	7,038.8	(4,119.7)	2,919.1	24,530.7	(21,531.2)	2,999.5

Total	US$	3,846.7	US$	(179.8)	US$	3,666.9	Rs.250,707.6	Rs. (11,717.9)	Rs.238,989.7	Rs.211,607.6	Rs. (35,975.1)	Rs.175,632.5

*	Allowance in the “Not due” category includes allowance against installments pertaining to impaired finance receivables which have not yet fallen due.
#	Finance receivables originated in India.